SCUDDER
                                                                     INVESTMENTS


                           State Tax-Free Income Funds

                           Classes A, B and C

Prospectus
--------------------------------------------------------------------------------

                           Scudder California Tax-Free Income Fund
                           January 1, 2003, as revised February 1, 2003

                           Scudder Florida Tax-Free Income Fund
                           January 1, 2003, as revised February 1, 2003

                           Scudder Massachusetts Tax-Free Fund
                           July 31, 2002, as revised January 1, 2003, as further revised February 1, 2003

                           Scudder New York Tax-Free Income Fund
                           January 1, 2003, as revised February 1, 2003


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                     How to Invest in the Funds

     4  Scudder California Tax-Free        44  Choosing a Share Class
        Income Fund
                                           50  How to Buy Shares
    10  Scudder Florida Tax-Free
        Income Fund                        51  How to Exchange or Sell
                                               Shares
    16  Scudder Massachusetts
        Tax-Free Fund                      52  Policies You Should Know
                                               About
    22  Scudder New York Tax-Free
        Income Fund                        59  Understanding Distributions
                                               and Taxes
    28  Other Policies and Risks

    29  Who Manages and Oversees
        the Funds

    31  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                               ticker symbol     KCTAX       KCTBX       KCTCX
                                 fund number     009         209         309

Scudder California Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from California State and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and California state income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlooks, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.

As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California's economy could be hurt by natural disasters.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for California taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder California Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992        8.25
1993       12.59
1994       -5.47
1995       19.48
1996        2.98
1997        8.59
1998        6.02
1999       -3.70
2000       12.97
2001        2.73


2002 Total Return as of September 30: 11.49%

For the periods included in the bar chart:
Best Quarter: 7.68%, Q1 1995                      Worst Quarter: -4.51%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -1.89           4.23           5.49
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -1.89           4.01           5.20
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares                            0.46           4.23           5.29
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -1.05           4.17           5.14
--------------------------------------------------------------------------------
Class C (Return before Taxes)            0.84           3.98           4.84
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 5.13           5.98           6.63
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged market value-weighted measure of the long-term investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)        4.50%           None         1.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*         4.00%         1.00%
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.53%          0.53%         0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.20           0.99          0.98
--------------------------------------------------------------------------------
Other Expenses**                           0.12           0.21          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.85           1.73          1.69
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.075%, 0.125% and 0.175% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.08%, 0.13% and 0.18% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.81%, 1.65% and 1.69% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 0.12%, 0.21% and 0.13% for Class A, Class B and Class C shares, respectively, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 0.85%, 1.73% and 1.69% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                576           845          1,139         1,593
--------------------------------------------------------------------------------
Class C shares                370           627          1,009         2,078
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                176           545            939         1,593
--------------------------------------------------------------------------------
Class C shares                270           627          1,009         2,078
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
                              ticker symbol     KFLAX       KFLBX       KFLCX
                                fund number     027         227         327

Scudder Florida Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from federal income taxes

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and Florida income tax, if any. In addition, the fund normally invests at least 65% of net assets in municipal securities and other securities that are exempt from the Florida intangibles tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlooks, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.

As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Florida residents who can invest for the long-term and who are interested in tax-free income.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

While the fund will generally seek investments that will permit the fund's shares to be exempt from the Florida intangibles tax, there is no assurance that the exemption will be available. To qualify for the exemption, at least 90% of the fund's assets must be in exempt investments at year end.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992        9.11
1993       13.50
1994       -3.91
1995       18.40
1996        2.70
1997        8.67
1998        5.48
1999       -4.22
2000       11.31
2001        4.37


2002 Total Return as of September 30: 10.83%

For the periods included in the bar chart:
Best Quarter: 7.08%, Q1 1995              Worst Quarter: -4.85%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -0.33           4.05           5.59
--------------------------------------------------------------------------------
  Return after Taxes on                 -0.33           3.85           5.33
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  1.45           4.08           5.39
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            0.47           3.96           5.18
--------------------------------------------------------------------------------
Class C (Return before Taxes)            2.27           3.91           5.09
--------------------------------------------------------------------------------
Index (reflects no deductions for        5.13           5.98           6.63
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged market value-weighted measure of the long-term investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years.

Total return for 1993 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)        4.50%           None         1.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*         4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.55%          0.55%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.21           0.99          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.17           0.17          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.93           1.71          1.73
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.100%, 0.150% and 0.125% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.13%, 0.17% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.89%, 1.71% and 1.70% (annualized) for Class A, Class B and Class C shares, respectively. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               573            838          1,126         1,621
--------------------------------------------------------------------------------
Class C shares               374            641          1,031         2,125
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               173            538            926         1,621
--------------------------------------------------------------------------------
Class C shares               274            641          1,031         2,125
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Class A     Class B     Class C
                             ticker symbol     SQMAX       SQMBX       SQMCX
                               fund number     412         612         712

  Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from regular federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors, such as economic outlook, possible interest rate movements and yield levels across varying maturities, security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the fund may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts and interest rate swaps.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.

As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C was June 18, 2001. In the bar chart, the performance figures for Class A, prior to its inception, are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Massachusetts Tax-Free Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992       10.54
1993       13.97
1994       -6.45
1995       17.57
1996        3.79
1997        8.24
1998        5.91
1999       -2.55
2000       10.61
2001        4.05


2002 Total Return as of June 30: 5.68%

For the periods included in the bar chart:
Best Quarter: 7.41%, Q1 1995                  Worst Quarter: -6.15%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -0.63           4.20           5.58
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                           -0.63           4.17           5.78
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                  -0.34           4.16           5.70
--------------------------------------------------------------------------------
Class B (Return before Taxes)              0.28           4.16           5.50
--------------------------------------------------------------------------------
Class C (Return before Taxes)              2.30           4.15           5.42
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                   5.13           5.98           6.63
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged market value-weighted measure of the long-term investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years.

Total returns for 1992 through 1996 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         4.50%           None         1.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*         4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.59%          0.59%         0.59%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.18           0.23          0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          1.02           1.82          1.79
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses and Total Annual Operating Expenses for each class are estimated to be as shown in the table. After September 30, 2003, Other Expenses are estimated to be 0.14%, 0.15% and 0.14% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.98%, 1.74% and 1.73% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $549          $760           $988        $1,642
--------------------------------------------------------------------------------
Class B shares                585           873          1,185         1,734
--------------------------------------------------------------------------------
Class C shares                380           658          1,060         2,184
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $549          $760           $988        $1,642
--------------------------------------------------------------------------------
Class B shares                185           573            985         1,734
--------------------------------------------------------------------------------
Class C shares                280           658          1,060         2,184
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
                              ticker symbol     KNTAX       KNTBX       KNTCX
                                fund number     026         226         326

  Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from New York State and New York City income taxes and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and New York State income tax. In addition, the fund invests at least 65% of net assets in municipal securities and other securities that are exempt from New York City income taxes. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.

As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for New York resident taxpayers who are investing for the long term and are interested in tax-free income.

The downturn in the US economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. New York City and New York State have suffered financial difficulties resulting from the attack and economic downturn. A credit rating downgrade of one of these issuers could affect the market values and marketability of some New York municipal securities and hurt the fund's performance. As a result, the fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the fund has difficulty finding attractive New York municipal securities to purchase, the amount of the fund's income that is subject to New York taxes could increase.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992        9.43
1993       12.95
1994       -4.95
1995       17.98
1996        2.54
1997        8.89
1998        6.00
1999       -4.15
2000       12.10
2001        3.74


2002 Total Return as of September 30: 11.00%

For the periods included in the bar chart:
Best Quarter: 6.44%, Q1 1995              Worst Quarter: -4.47%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -0.93           4.21           5.56
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -0.94           3.98           5.29
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of
  Fund Shares                            0.95           4.19           5.37
--------------------------------------------------------------------------------
Class B (Return before Taxes)            0.01           4.16           5.19
--------------------------------------------------------------------------------
Class C (Return before Taxes)            1.94           4.13           5.07
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 5.13           5.98           6.63
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged market value-weighted measure of the long-term investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed       4.50%           None         1.00%
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None*         4.00%         1.00%
Charge (Load) (% of redemption
proceeds)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.54%          0.54%         0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.19           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.14           0.20          0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.87           1.74          1.69
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.125%, 0.175% and 0.150% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.12%, 0.17% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.85%, 1.71% and 1.69% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 0.14%, 0.20% and 0.13% for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.87%, 1.74% and 1.67% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $535          $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares                577           848          1,144         1,609
--------------------------------------------------------------------------------
Class C shares                370           627          1,009         2,078
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $535          $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares                177           548            944         1,609
--------------------------------------------------------------------------------
Class C shares                270           627          1,009         2,078
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities exempt from federal income tax and state income tax of the named state for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder California Tax-Free Income Fund                0.53%
---------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund                   0.55%
---------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                    0.59%
---------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                  0.54%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder California Tax-Free Income Fund      Scudder Massachusetts Tax-Free Fund

  Philip G. Condon                             Philip G. Condon
  Managing Director of Deutsche Asset          Managing Director of Deutsche
  Management and Co-Manager of the fund.       Asset Management and Lead Manager
   o  Joined Deutsche Asset Management in      of the fund.
      1983 and the fund in 2000.                o  Joined Deutsche Asset
   o  Over 26 years of investment industry         Management in 1983 and the
      experience.                                  fund in 1989.
   o  MBA, University of Massachusetts at       o  Over 26 years of investment
      Amherst.                                     industry experience.
                                                o  MBA, University of
  Eleanor R. Brennan                               Massachusetts at Amherst.
  CFA, Director of Deutsche Asset
  Management and Co-Manager of the fund.       Rebecca L. Wilson
   o Joined Deutsche Asset Management in       Vice President of Deutsche Asset
     1995 and the fund in 1999.                Management and Portfolio Manager
   o Over 16 years of investment industry      of the fund.
     experience.                                o Joined Deutsche Asset
   o MS, Drexel University.                       in 1986 and the fund in 1999.
                                                o Over 16 years of investment
  Matthew J. Caggiano                             industry experience.
  CFA, Vice President of Deutsche Asset
  Management and Portfolio Manager of        Scudder New York Tax-Free Income
  the fund.
   o  Joined Deutsche Asset Management in      Philip G. Condon
      1989 and the fund in 1999.               Managing Director of Deutsche
   o  MS, Boston College.                      Asset Management and Co-Manager
                                               of the fund.
  Scudder Florida Tax-Free Income Fund          o Joined Deutsche Asset
                                                  Management in 1983 and the
  Philip G. Condon                                fund in 2000.
  Managing Director of Deutsche Asset           o Over 26 years of investment
  Management and Co-Manager of the fund.          industry experience.
   o Joined Deutsche Asset Management in        o MBA, University of
     1983 and the fund in 2000.                   Massachusetts at Amherst.
   o Over 26 years of investment industry
     experience.                               Ashton P. Goodfield
   o MBA, University of Massachusetts at       CFA, Managing Director of
     Amherst.                                  Deutsche Asset Management and
                                               Co-Manager of the fund.
  Eleanor R. Brennan                            o Joined Deutsche Asset
  CFA, Director of Deutsche Asset                 Management in 1986 and the
  Management and Co-Manager of the fund.          fund in 1999.
   o Joined Deutsche Asset Management in        o Over 16 years of investment
     1995 and the fund in 1998.                   industry experience.
   o Over 16 years of investment industry       o BA, Duke University.
     experience.
   o MS, Drexel College.                       Eleanor R. Brennan
                                               CFA, Director of Deutsche Asset
  Rebecca L. Wilson                            Management and Portfolio Manager
  Vice President of Deutsche Asset             of the fund.
  Management and Portfolio Manager of           o Joined Deutsche Asset
  the fund.                                       Management in 1995 and the
   o Joined Deutsche Asset Management in          fund in 1999.
     1986 and the fund in 1998.                 o Over 16 years of investment
   o Over 16 years of investment industry         industry experience.
     experience.                                o MS, Drexel
                                                  University.

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Massachusetts Tax-Free Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder California Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c   2001     2000    1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.60   $ 7.30   $ 7.10  $ 7.65   $ 7.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .34      .35      .34     .34      .36
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .05      .30      .20   (.41)      .26
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .39      .65      .54   (.07)      .62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.33)    (.35)    (.34)   (.34)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --   (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.33)    (.35)    (.34)   (.48)    (.49)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.66   $ 7.60   $ 7.30  $ 7.10   $ 7.65
--------------------------------------------------------------------------------
Total Return (%)^a                      5.43     9.15     7.97  (1.07)     8.56
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)   720      753      767     855      982
--------------------------------------------------------------------------------
Ratio of expenses before expense         .81     .88^b     .85     .82      .78
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          .81     .87^b     .84     .82      .78
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      4.55     4.69     4.98    4.60     4.82
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .87% and .86%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.54% to 4.55%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder California Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c   2001     2000    1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.61   $ 7.31   $ 7.11  $ 7.66   $ 7.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .28      .29      .29     .28      .30
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .05      .30      .20   (.41)      .27
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .33      .59      .49   (.13)      .57
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.27)    (.29)    (.29)   (.28)    (.30)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --   (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.27)    (.29)    (.29)   (.42)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.67   $ 7.61   $ 7.31  $ 7.11   $ 7.66
--------------------------------------------------------------------------------
Total Return (%)^a                      4.51     8.28     7.14  (1.90)     7.79
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    30       33       33      37       35
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.65    1.70^b    1.64    1.65     1.63
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.65    1.69^b    1.63    1.65     1.63
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.71     3.87     4.19    3.75     3.97
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder California Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c   2001     2000    1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.55   $ 7.26   $ 7.05  $ 7.60   $ 7.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .27      .29      .29     .28      .30
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .06      .29      .21   (.41)      .23
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .33      .58      .50   (.13)      .53
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.26)    (.29)    (.29)   (.28)    (.30)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --   (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                  (.26)    (.29)    (.29)   (.42)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.62   $ 7.55   $ 7.26  $ 7.05   $ 7.60
--------------------------------------------------------------------------------
Total Return (%)^a                      4.56     8.19     7.34  (1.91)     7.21
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     7       10        5       4        7
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.69    1.72^b    1.64    1.68     1.62
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.69    1.69^b    1.63    1.68     1.62
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.67     3.85     4.19    3.71     3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.66% to 3.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                   2002^c   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.40  $ 9.85  $ 9.72  $10.62  $10.42
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .45     .46     .45     .47     .49
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .15 .57 .13 (.68) .35 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .60    1.03     .58   (.21)     .84
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.44)   (.48)   (.45)   (.47)   (.49)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.44)   (.48)   (.45)   (.69)   (.64)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.56  $10.40  $ 9.85  $ 9.72  $10.62
--------------------------------------------------------------------------------
Total Return (%)^a                          6.05   10.77    6.15  (2.13)    8.27
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        68      66      70      85     100
--------------------------------------------------------------------------------
Ratio of expenses before expense             .89    .91^b   1.00     .88     .85
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              .89    .89^b    .99     .88     .85
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          4.38    4.67    4.80    4.57    4.65
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   14      13      21      56      70
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .87%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 4.33% to 4.38%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                    2002^c   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.38  $ 9.83  $ 9.71  $10.60  $10.40
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .37     .38     .38     .39     .40
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .14 .56 .12 (.67) .35 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .51     .94     .50   (.28)     .75
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.35)   (.39)   (.38)   (.39)   (.40)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.35)   (.39)   (.38)   (.61)   (.55)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.54  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Total Return (%)^a                          5.16    9.77    5.32  (2.85)    7.38
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         5       6       6       6       6
--------------------------------------------------------------------------------
Ratio of expenses before expense            1.71   1.79^b   1.77    1.69    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             1.71   1.74^b   1.76    1.69    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.56    3.82    4.03    3.76    3.82
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   14      13      21      56      70
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.75% and 1.73%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.51% to 3.56%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                   2002^c    2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $10.38  $ 9.83  $ 9.71  $10.60  $10.41
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .37     .37     .38     .39     .40
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .14 .56 .12 (.67) .34 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .51     .93     .50   (.28)     .74
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.34)   (.38)   (.38)   (.39)   (.40)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.34)   (.38)   (.38)   (.61)   (.55)
--------------------------------------------------------------------------------
Net asset value, end of period            $10.55  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Total Return (%)^a                          5.12    9.69    5.34  (2.84)    7.26
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         1      .9       1       1      .7
--------------------------------------------------------------------------------
Ratio of expenses before expense            1.70   1.97^b   1.74    1.68    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             1.70   1.84^b   1.73    1.68    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.57    3.73    4.06    3.76    3.81
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   14      13      21      56      70
--------------------------------------------------------------------------------

^a Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.85% and 1.83%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.52% to 3.57%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Massachusetts Tax-Free Fund -- Class A

--------------------------------------------------------------------------------
                                                                         2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.19)
--------------------------------------------------------------------------------
  Total from investment operations                                         .34
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.53)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.10
--------------------------------------------------------------------------------
Total Return (%)b                                                       2.34**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.02*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       4.69*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 30
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class A shares) to
   March 31, 2002.

^b Total return does not reflect the effect of any sales charge.

*  Annualized

** Not annualized

Scudder Massachusetts Tax-Free Fund -- Class B

--------------------------------------------------------------------------------
                                                                         2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.19)
--------------------------------------------------------------------------------
  Total from investment operations                                         .25
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.10
--------------------------------------------------------------------------------
Total Return (%)^b                                                      1.76**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.82*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       3.89*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 30
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class B shares) to
   March 31, 2002.

^b Total return does not reflect the effect of any sales charge.

*  Annualized

** Not annualized

Scudder Massachusetts Tax-Free Fund -- Class C

--------------------------------------------------------------------------------
                                                                         2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.18)
--------------------------------------------------------------------------------
  Total from investment operations                                         .26
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.11
--------------------------------------------------------------------------------
Total Return (%)^b                                                      1.82**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.79*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       3.92*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 30
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class C shares) to
   March 31, 2002.

^b Total return does not reflect the effect of any sales charge.

*  Annualized

** Not annualized

Scudder New York Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                   2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $11.03  $10.39  $10.22  $11.11  $10.93
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .47     .47     .47     .49     .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .09 .64 .17 (.63) .36 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .56    1.11     .64   (.14)     .89
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.47)   (.47)   (.47)   (.49)   (.53)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.47)   (.47)   (.47)   (.75)   (.71)
--------------------------------------------------------------------------------
Net asset value, end of period            $11.12  $11.03  $10.39  $10.22  $11.11
--------------------------------------------------------------------------------
Total Return (%)^b                          5.31   10.91    6.50  (1.52)    8.44
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       183     188     201     236     268
--------------------------------------------------------------------------------
Ratio of expenses before expense             .85    .94^c    .89     .88     .84
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              .85    .92^c    .88     .88     .84
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          4.36    4.39    4.68    4.49    4.81
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001. The effect of this change did not impact the ratio of net investment income to average net assets. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .93% and .92%, respectively.

Scudder New York Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                    2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $11.04  $10.40  $10.23  $11.13  $10.94
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .38     .39     .38     .39     .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .09 .64 .17 (.64) .37 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .47    1.03     .55   (.25)     .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.38)   (.39)   (.38)   (.39)   (.44)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.38)   (.39)   (.38)   (.65)   (.62)
--------------------------------------------------------------------------------
Net asset value, end of period             11.13  $11.04  $10.40  $10.23  $11.13
--------------------------------------------------------------------------------
Total Return (%)^b                          4.41   10.07    5.60  (2.44)    7.65
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        12      14      12      14      12
--------------------------------------------------------------------------------
Ratio of expenses before expense            1.71   1.73^c   1.71    1.73    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             1.71   1.70^c   1.70    1.73    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.51    3.60    3.86    3.64    3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.50% to 3.51%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.71% and 1.70%, respectively.

Scudder New York Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                    2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period      $11.02  $10.38  $10.21  $11.10  $10.92
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                      .38     .39     .39     .40     .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) .09 .64 .17 (.63) .36 on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           .47    1.03     .56   (.23)     .80
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.38)   (.39)   (.39)   (.40)   (.44)
--------------------------------------------------------------------------------
  Net realized gains on investment            --      --      --   (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                      (.38)   (.39)   (.39)   (.66)   (.62)
--------------------------------------------------------------------------------
Net asset value, end of period            $11.11  $11.02  $10.38  $10.21  $11.10
--------------------------------------------------------------------------------
Total Return (%)^b                          4.41   10.16    5.64  (2.33)    7.56
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         5       4       4       4       4
--------------------------------------------------------------------------------
Ratio of expenses before expense            1.69   1.73^c   1.70    1.71    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense             1.69   1.68^c   1.69    1.71    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)          3.53    3.62    3.87    3.65    3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.52% to 3.53%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.68%, respectively.

How to Invest in the Funds

The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50%, charged  o  Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                            o  Total annual expenses are lower than
                                            those for Class B or Class C
o Up to 0.25% annual service fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares         o  The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares    o  Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% annual distribution/service fee     going forward
--------------------------------------------------------------------------------
Class C

o Sales charge of 1.00%, charged when    o  The deferred sales charge rate is
  you buy shares                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service
  fee
--------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, each fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

Your investment        Sales charge as a %   Sales charge as a % of
                        of offering price      your net investment
---------------------------------------------------------------------
Up to $100,000                4.50%                  4.71%
---------------------------------------------------------------------
$100,000-$249,999              3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                   2.04
---------------------------------------------------------------------
$1 million or more               See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

o a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Class C shares have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.

  Front-end Sales Charge as a        Front-end Sales Charge as a
      % of offering price             % of your net investment
---------------------------------------------------------------------
             1.00%                            1.01%
---------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares
Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       o  Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment         below
  check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                       o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                       o  To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

--                                       o  Go to www.scudder.com and register

                                         o  Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
                                          over $100,000, can only be ordered in
$50 or more for exchanges between         writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 54
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o  Contact your representative by the
  method that's most convenient for you      method that's most convenient for
                                             you
--------------------------------------------------------------------------------
By phone or wire                         o  Call (800) 621-1048 for instructions

o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number     o  the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares  o  the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you     o  your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your        o  a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. The funds may have other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial institution or call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a maximum of $250,000. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and Electronic Transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

Each fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a fund cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs: For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. Among others, these include:

o  the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A and Class C shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
-------------------------------------  = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o  reject or limit purchases of shares for any reason

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out earnings to shareholders:

o  Income: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you. Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of each fund's earnings you receive and your own fund transactions, generally depend on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

 Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Dividends from these funds are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o  capital gains distributions may be taxable

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------


Scudder Investments                     SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza               Public Reference Section
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
www.scudder.com                         www.sec.gov
(800) 621-1048                          (202) 942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER                                 SEC File Numbers:
INVESTMENTS
                                        Scudder California Tax-Free Income Fund 811-3657
A Member of
Deustche Asset Management [LOGO]        Scudder Florida Tax-Free Income Fund    811-3657

                                        Scudder Massachusetts Tax-Free Fund     811-3749

                                        Scudder New York Tax-Free Income Fund   811-3657


                                                                     SCUDDER
                                                                     INVESTMENTS


                               State Tax-Free Income Funds II
                               Class AARP and Class S Shares



                       Prospectus

--------------------------------------------------------------------------------
                            |
                            |   Scudder Massachusetts Tax-Free Fund
                            |
                            |   July 31, 2002, as revised January 1, 2003,
                            |   as further revised February 1, 2003





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

How the Fund Works                           How to Invest in the Fund

  4  The Fund's Main Investment               16  How to Buy, Sell and
     Strategy                                     Exchange Class AARP Shares

  5  The Main Risks of Investing              18  How to Buy, Sell and
     in the Fund                                  Exchange Class S Shares

  7  The Fund's Performance                   20  Policies You Should Know
     History                                      About

  9  How Much Investors Pay                   26  Understanding Distributions
                                                  and Taxes
 10  Other Policies and Risks

 11  Who Manages and Oversees
     the Fund

 13  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes of shares of the fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                      |   Class AARP    Class S
                                                      |
                                       ticker symbol  |   SMAFX          SCMAX
                                       fund number    |   112            012
--------------------------------------------------------------------------------

Scudder Massachusetts Tax-Free Fund

The Fund's Main Investment Strategy

The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from regular federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook, possible interest rate movements, and yield levels across varying maturities, security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, future contracts and interest rate swaps.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.

As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

              1992       10.84
              1993       14.28
              1994       -6.19
              1995       17.90
              1996        4.07
              1997        8.54
              1998        6.20
              1999       -2.28
              2000       10.92
              2001        4.43


2002 Total Return as of June 30: 5.78%

For the periods included in the bar chart:
Best Quarter: 7.48%, Q1 1995              Worst Quarter: -6.08%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year        5 Years         10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                   4.43          5.47             6.64
--------------------------------------------------------------------------------
  Return after Taxes on                 4.43          5.44             6.57
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                 4.51          5.36             6.43
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for       5.13          5.98             6.63
fees, expenses or taxes)
--------------------------------------------------------------------------------

                                      1 Year             Since Inception*
--------------------------------------------------------------------------------
Class AARP (Return before Taxes)        4.58                  7.53
--------------------------------------------------------------------------------
Index (reflects no deductions for       5.13                  7.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged market value-weighted measure of the long-term investment tax-exempt bond market consisting of municipal bonds with a maturity of at least two years.

Total returns from 1992 through 1996 would have been lower if operating expenses hadn't been reduced.

* Class AARP shares commenced operations on 10/2/2000. Index comparison begins on 9/30/2000.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment     None           None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.59%         0.59%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                        None           None
--------------------------------------------------------------------------------
Other Expenses*                                           0.26          0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                          0.85          0.74
--------------------------------------------------------------------------------
Expense Waiver*                                           0.05          0.00
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)         0.80          0.74
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. With regard to Class S shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.15% (annualized) and Total Annual Operating Expenses are estimated to be 0.74% (annualized) for each class of shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including for Class AARP shares, two years of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP                  $82           $260          $460         $1,035
--------------------------------------------------------------------------------
Class S                      76            237           413            921
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities cannot be changed without shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. All securities must meet the credit quality strategies applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year end, the actual amount the fund paid in management fees was 0.59% of its average daily net assets.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of the fund.

Philip G. Condon                    Rebecca L. Wilson
Managing Director of Deutsche       Vice President of Deutsche
Asset Management and Lead           Asset Management and Portfolio
Manager of the fund.                Manager of the fund.
 o Joined Deutsche Asset             o Joined Deutsche Asset
   Management in 1983 and the          Management in 1986 and the
   fund in 1989.                       fund in 1999.
 o Over 26 years of investment       o Over 16 years of investment
   industry experience.                industry experience.
 o MBA, University of Massachusetts
   at Amherst.

Financial Highlights

These tables are designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Massachusetts Tax-Free Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended March 31,                                         2002^b    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.32   $13.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .71      .34
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment          (.21)     .61
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                                .50      .95
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.71)    (.34)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.11   $14.32
--------------------------------------------------------------------------------
Total Return (%)                                                 3.58     6.92**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              2        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .74      .76*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               4.91     4.95*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        30       34
--------------------------------------------------------------------------------

^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.

^b As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

*  Annualized

** Not annualized

Scudder Massachusetts Tax-Free Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended March 31,         2002^b   2001     2000     1999    1998     1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning   $14.33   $13.61   $14.35   $14.34  $13.72   $13.70
of period
--------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income         .71      .69      .69      .69     .70      .70
--------------------------------------------------------------------------------
  Net realized and             (.23)     .72     (.72)     .06     .62      .02
  unrealized gain (loss) on
  investment transactions
--------------------------------------------------------------------------------
  Total from investment         .48     1.41     (.03)     .75    1.32      .72
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.71)    (.69)    (.69)    (.69)   (.70)    (.70)
--------------------------------------------------------------------------------
  Net realized gains on          --       --     (.02)    (.05)      --       --
  investment transactions
--------------------------------------------------------------------------------
  Total distributions          (.71)    (.69)    (.71)    (.74)   (.70)    (.70)
--------------------------------------------------------------------------------
Net asset value, end of      $14.10   $14.33   $13.61   $14.35  $14.34   $13.72
period
--------------------------------------------------------------------------------
Total Return (%)               3.36    10.65     (.13)    5.29    9.82     5.39
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period       483      488      375      420     374      330
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before        .74      .76^a    .74      .73     .76      .76
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after         .74      .75^a    .74      .73     .76      .76
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment        4.91     4.97     5.03     4.76    4.97     5.12
income (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)      30       34       39       11       8       12
--------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .75% and .75%, respectively.

^b As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

*  Annualized

** Not annualized

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of the fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 minimum for regular accounts

                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
                                          Direct Deposit
--------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

o Fill out and sign an enrollment form    o fund and class name

o Send it to us at the appropriate        o account number
  address, along with an investment
  check                                   o check payable to "The AARP
                                            Investment Program"
--------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
                                            (minimum $50)
--------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount,
  enrollment form and submit it. You        investments are automatic.
  will receive further instructions by
  mail.
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Go to "services and forms -- How to     o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
                                          over $100,000, can only be ordered in
$50 or more for exchanges between         writing; if you're in doubt, see page
existing accounts                         23
--------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the      o Call 1-800-631-4636 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o names of the funds, class and number    o name of the fund, class and number
  of shares or dollar amount you want to    of shares or dollar amount you want
  exchange                                  to redeem
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            an account, call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com            --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

 To reach us:    o Web site aarp.scudder.com

                 o Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                 o Confidential fax line 1-800-821-6234, always open

                 o TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


 Class AARP      o AARP Lump Sum Service for planning and setting up a lump
 Services          sum distribution

                 o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$2,500 or more for regular accounts       $50 or more for regular accounts

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:
o Send it to us at the appropriate
  address, along with an investment       o fund and class name
  check
                                          o account number

                                          o check payable to "The Scudder Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

-------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
-------------------------------------------------------------------------------
$2,500 or more to open a new account     Some transactions, including most for
                                         over $100,000, can only be ordered in
$50 or more for exchanges between        writing; if you're in doubt, see page
existing accounts                        23
-------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions    o Call 1-800-SCUDDER for instructions
-------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the     o Call 1-800-343-2890 and follow the
  instructions                             instructions
-------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:        Your instructions should include:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o To set up regular cash payments from
                                           a Scudder account, call 1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

--                                       o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com              o Register at myScudder.com

o Follow the instructions for making     o Follow the instructions for making
  on-line exchanges                        on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class AARP and Class S shares. The fund has other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation and they have determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
---------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
---------------------------------------------------------------------
For Class S shares
---------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
---------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take 2 or 3 days to be completed and there's a $50 minimum and a $250,00 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, NAV.

To calculate NAV, each shares class uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------    =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders or $2,500 for Class S shareholders; will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

o  reject or limit purchases of shares for any reason

o suspend or postpone redemption during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund has a regular schedule for paying out any earnings to shareholders:

o  Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

Buying and selling fund shares will usually have tax consequences for you. Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING
PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from the fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Dividends from the fund are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal tax liability (such dividends may also be free from state or local income taxes for certain investors). However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because the fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o  capital gains distributions may be taxable

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.

--------------------------------------------------------------------------------


AARP Investment Program from   Scudder Investments   SEC
Scudder Investments (Class     (Class S)
AARP)
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                     64121-9669            www.sec.gov
aarp.scudder.com               myScudder.com         1-202-942-8090
1-800-253-2277                 1-800-SCUDDER


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL
60606-5808
www.scudder.com
e-mail info@scudder.com
Tel 1-800-621-1048



SCUDDER
INVESTMENTS
                                    SEC File Number:
A Member of
Deustche Asset Management [LOGO]    Scudder Massachusetts Tax-Free Fund 811-3749